Schedule H	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(e) Current Value (in thousands)
	Registered Investment Companies:
	Dodge & Cox International Stock Fund	25,743,373	shares	$423,736
	Dodge & Cox Stock Fund	68,793,693	shares	1,141,288
*	Fidelity Balanced Fund—Class K	27,088,959	shares	870,639
*	Fidelity Worldwide Fund	11,309,343	shares	410,529
				2,846,192
	Assets in BrokerageLink Accounts	Various investments, including registered investment companies, common stocks, money market funds and cash		3,405,120
	Oracle Corporation Common Stock Fund:
*	Oracle Corporation Common Stock	10,639,396	shares	2,073,725
*	Fidelity Investments Money Market Government Portfolio — Institutional Class	15,858,947	shares	15,859
				2,089,584
	Separately Managed Account Fund Investments:
	Artisan International Separate Account—
	Depository Receipts
	Samsung Electronics Co Ltd.	399	shares	824
	Tencent Holdings Ltd.	52,680	shares	4,033
	Common Stock
	3i Group PLC	43,827	shares	1,928
	Aena SME SA	34,059	shares	953
	AIA Group Ltd.	461,000	shares	4,733
	Air Liquide SA	22,667	shares	4,269
	Airbus SE	8,908	shares	2,077
	Allianz SE	4,588	shares	2,105
	ASML Holding NV	1,185	shares	1,283
	AXA SA	70,197	shares	3,379
	Babcock International Group PLC	269,270	shares	4,512
	Balfour Beatty PLC	72,152	shares	691
	BFF Bank SpA	224,869	shares	2,510
	BNP Paribas SA	56,535	shares	5,368
	CaixaBank SA	37,765	shares	464
	Contemporary Amperex Technology Co Ltd.	104,300	shares	5,477
	CRH PLC	24,998	shares	3,120
	Danone SA	26,768	shares	2,415
	Danske Bank A/S	108,560	shares	5,442
	Deutsche Börse AG	8,511	shares	2,237
	Elia Group SA/NV	17,805	shares	2,295
	Enel SpA	230,549	shares	2,405
	Hanwha Aerospace Co Ltd.	8,605	shares	5,618
	HD Hyundai Electric Co Ltd.	3,074	shares	1,651
	Hitachi Ltd.	6,000	shares	188
	HSBC Holdings PLC—Hong Kong	130,400	shares	2,051
	HSBC Holdings PLC—United Kingdom	65,129	shares	1,030
	Hyosung Heavy Industries Corp	1,847	shares	2,282
	J Sainsbury PLC	927,882	shares	4,065
	Japan Post Bank Co Ltd.	139,600	shares	1,969
	Korea Electric Power Corp	115,647	shares	3,787
	LIG Nex1 Co Ltd.	24,406	shares	7,129
	Lloyds Banking Group PLC	3,334,488	shares	4,416

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(e) Current Value (in thousands)
	Lotes Co Ltd.	69,000	shares	2,850
	LS Electric Co Ltd.	19,935	shares	6,363
	The Magnum Ice Cream Company NV	46,033	shares	731
	Medacta Group SA	10,249	shares	2,024
	Melrose Industries PLC	627,741	shares	4,979
	Mitsubishi UFJ Financial Group Inc.	212,100	shares	3,376
	Mitsui Fudosan Co Ltd.	152,000	shares	1,728
	MNC Solution Co Ltd.	4,759	shares	472
	MTU Aero Engines AG	7,890	shares	3,294
	National Grid PLC	630,862	shares	9,707
	Nestle SA	5,353	shares	532
	Nippon Sanso Holdings Corp	53,990	shares	1,609
	NKT A/S	19,241	shares	2,417
	Piraeus Bank SA	319,742	shares	2,553
	Prudential PLC	146,187	shares	2,255
	RELX PLC	12,384	shares	504
	RWE AG	31,823	shares	1,693
	Safran SA	12,362	shares	4,321
	Samsung Electronics Co Ltd.	44,743	shares	3,722
	SGS SA	29,503	shares	3,384
	Siemens Healthineers AG	59,157	shares	3,123
	Sieyuan Electric Co Ltd.	113,400	shares	2,507
	Singapore Technologies Engineering Ltd.	48,530	shares	318
	SMC Corp	4,000	shares	1,391
	SPIE SA	89,576	shares	5,186
	SSE PLC	120,420	shares	3,537
	Symrise AG	26,007	shares	2,105
	Taiwan Semiconductor Manufacturing Co Ltd.	117,000	shares	5,784
	Tencent Holdings Ltd.	54,000	shares	4,156
	Tesco PLC	1,337,421	shares	7,965
	Tokyo Gas Co Ltd.	54,753	shares	2,169
	UBS Group AG	268,705	shares	12,538
	UCB SA	11,318	shares	3,174
	Unilever PLC	45,267	shares	2,965
	Vonovia SE	176,467	shares	5,089
	Brown Brothers Harriman Short-Term Investment Fund	1,891,097	shares	1,891
				219,118
	Emerging Markets Stock Fund —
	Registered Investment Companies
	DFA Emerging Markets Core Equity Portfolio Institutional Class	3,695,211	shares	107,457
	RBC Emerging Markets Equity Fund Class I	6,298,753	shares	107,456
				214,913

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(e) Current Value (in thousands)
	Galliard Stable Value Fund —
	Common/Collective Trust Funds
	Galliard Intermediate Core Fund A	10,841,348	shares	354,384
	Galliard Intermediate Core Fund L	7,611,907	shares	118,557
	Galliard SA Intermediate Core Fund E	4,138,211	shares	124,421
	Galliard SA Intermediate Core Fund Q	8,839,027	shares	115,090
	Galliard Short Core Fund F	26,096,939	shares	459,538
*	Fidelity Investments Money Market Government Portfolio— Institutional Class	16,297,753	shares	16,298
				1,188,288
	US Small Mid Cap Value Fund —
	Registered Investment Company
	DFA US Targeted Value I	6,354,234	shares	234,980
	Common Stock
	ABM Industries Inc.	36,603	shares	1,548
	Academy Sports and Outdoors Inc.	41,775	shares	2,087
	Adtalem Global Education Inc.	21,078	shares	2,181
	AECOM	16,319	shares	1,556
	Align Technology Inc.	8,181	shares	1,277
	A. O. Smith Corp	13,357	shares	893
	Aramark	34,809	shares	1,283
	Archrock Inc.	56,485	shares	1,470
	Ares Capital Corp	69,792	shares	1,412
	Arrow Electronics Inc.	15,038	shares	1,657
	Assurant Inc.	7,684	shares	1,851
	Assured Guaranty Ltd.	34,536	shares	3,104
	Avantor Inc.	75,491	shares	865
	Avnet Inc.	32,066	shares	1,542
	Axcelis Technologies Inc.	18,863	shares	1,515
	AXIS Capital Holdings Ltd.	16,622	shares	1,780
	Axos Financial Inc.	17,183	shares	1,481
	AZZ Inc.	10,682	shares	1,145
	BGC Group Inc.	145,798	shares	1,302
	Biogen Inc.	8,577	shares	1,509
	Blue Owl Capital Corp	99,606	shares	1,238
	Boyd Gaming Corp	19,691	shares	1,678
	The Brink's Company	23,962	shares	2,797
	Builders FirstSource Inc.	21,184	shares	2,180
	Cadence Bank	42,778	shares	1,833
	CarGurus Inc.—Class A	65,859	shares	2,526
	Catalyst Pharmaceuticals Inc.	44,554	shares	1,040
	Cavco Industries Inc.	3,808	shares	2,250
	CDW Corporation	8,732	shares	1,189
	Centene Corp	62,695	shares	2,580
	C.H. Robinson Worldwide Inc.	16,466	shares	2,647
	Check Point Software Technologies Ltd.	11,519	shares	2,137
	Cirrus Logic Inc.	11,988	shares	1,421
	Coca-Cola Consolidated Inc.	25,078	shares	3,844
	Columbia Banking System Inc.	56,065	shares	1,567

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(e) Current Value (in thousands)
	Commercial Metals Company	29,157	shares	2,018
	Concentrix Corp	28,229	shares	1,174
	Crown Holdings Inc.	17,403	shares	1,792
	DaVita Inc.	10,294	shares	1,170
	DoubleVerify Holdings Inc.	91,204	shares	1,043
	East West Bancorp Inc.	26,467	shares	2,975
	Element Solutions Inc.	65,292	shares	1,632
	EnerSys	18,011	shares	2,643
	EPAM Systems Inc.	10,153	shares	2,080
	Equitable Holdings Inc.	18,980	shares	904
	Essent Group Ltd.	26,029	shares	1,692
	Essential Properties Realty Trust Inc.	45,180	shares	1,340
	Euronet Worldwide Inc.	16,105	shares	1,226
	Evercore Inc.	16,350	shares	5,563
	Federal Agricultural Mortgage Corp	11,726	shares	2,059
	First Advantage Corp	116,039	shares	1,686
	First American Financial Corp	38,316	shares	2,354
	First Horizon Corp	56,151	shares	1,342
	First Industrial Realty Trust Inc.	24,836	shares	1,422
	Firstcash Holdings Inc.	28,362	shares	4,520
	Flex Ltd.	49,666	shares	3,001
	Frontdoor Inc.	66,583	shares	3,841
	The Gap Inc.	55,194	shares	1,413
	Gen Digital Inc.	126,131	shares	3,430
	Gibraltar Industries Inc.	22,628	shares	1,119
	Grand Canyon Education Inc.	16,738	shares	2,784
	Granite Construction Inc.	22,525	shares	2,598
	Green Brick Partners Inc.	17,381	shares	1,089
	Group 1 Automotive Inc.	4,920	shares	1,935
	Halliburton Co	66,447	shares	1,878
	Halozyme Therapeutics Inc.	20,632	shares	1,389
	Hancock Whitney Corp	27,918	shares	1,778
	Harmony Biosciences Holdings Inc.	36,759	shares	1,376
	HNI Corp	40,179	shares	1,689
	Home BancShares Inc.	51,847	shares	1,440
	Houlihan Lokey Inc.—Class A	7,573	shares	1,319
	Huron Consulting Group Inc.	15,873	shares	2,745
	ICON PLC	11,172	shares	2,036
	Ingredion Inc.	19,116	shares	2,108
	Installed Building Products Inc.	3,223	shares	836
	InterDigital Inc.	5,214	shares	1,660
	Jacobs Solutions Inc.	10,295	shares	1,364
	Jefferies Financial Group Inc.	19,518	shares	1,210
	Jones Lang LaSalle Inc.	8,640	shares	2,907
	KBR Inc.	44,557	shares	1,791
	Kimco Realty Corp	72,555	shares	1,471
	Kontoor Brands Inc.	28,346	shares	1,732
	Korn Ferry	19,450	shares	1,284
	Kyndryl Holdings Inc.	39,471	shares	1,048
	Lamar Advertising Company	11,626	shares	1,472

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(e) Current Value (in thousands)
	Laureate Education Inc.—Class A	96,108	shares	3,236
	LCI Industries	14,590	shares	1,770
	Lear Corp	13,501	shares	1,547
	LegalZoom.com Inc.	205,699	shares	2,043
	Lithia Motors Inc.	6,803	shares	2,261
	Littelfuse Inc.	4,069	shares	1,029
	LiveRamp Holdings Inc.	38,587	shares	1,133
	Manite Inc.	197,057	shares	3,198
	Maplebear Inc.	38,332	shares	1,724
	Matson Inc.	13,534	shares	1,672
	Maximus Inc.	22,887	shares	1,976
	Methanex Corp	58,936	shares	2,341
	Modine Manufacturing Co	9,234	shares	1,233
	Molina Healthcare Inc.	7,541	shares	1,309
	Murphy USA Inc.	6,132	shares	2,474
	NetApp Inc.	17,490	shares	1,873
	Neurocrine Biosciences Inc.	9,111	shares	1,292
	NiSource Inc.	35,669	shares	1,490
	OGE Energy Corp	25,303	shares	1,080
	Option Care Health Inc.	74,336	shares	2,368
	Pegasystems Inc.	31,362	shares	1,873
	PennyMac Financial Services	14,331	shares	1,889
	Permian Resources Corp	99,296	shares	1,393
	Pinnacle Financial Partners Inc.	16,160	shares	1,542
	Preferred Bank	17,250	shares	1,629
	Primo Brands Corp	74,582	shares	1,219
	Qnity Electronics Inc.	9,923	shares	810
	Qorvo Inc.	22,584	shares	1,909
	Quest Diagnostics Inc.	14,706	shares	2,552
	Range Resources Corp	47,055	shares	1,659
	Reliance Inc.	5,580	shares	1,612
	RenaissanceRe Holdings Ltd.	11,846	shares	3,331
	Royal Gold Inc.	5,209	shares	1,158
	Sensata Technologies Holding	65,614	shares	2,184
	Sharkninja Inc.	34,663	shares	3,879
	South Bow Corp	67,143	shares	1,844
	SS&C Technologies Holdings Inc.	19,965	shares	1,745
	Sterling Infrastructure Inc.	3,982	shares	1,219
	Steven Madden Ltd.	36,563	shares	1,522
	Stifel Financial Corp	9,098	shares	1,139
	StoneX Group Inc.	24,582	shares	2,338
	Talen Energy Corp	3,137	shares	1,176
	Taylor Morrison Home Corp	26,372	shares	1,553
	TD SYNNEX Corp	23,659	shares	3,554
	TechnipFMC PLC	87,819	shares	3,913
	Tenet Healthcare Corp	14,554	shares	2,892
	Twilio Inc.	19,866	shares	2,826
	Universal Health Services Inc.—Class B	9,723	shares	2,120

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(e) Current Value (in thousands)
	Unum Group	17,823	shares	1,381
	Upwork Inc.	145,783	shares	2,889
	Urban Outfitters Inc.	23,456	shares	1,765
	US Foods Holding Corp	38,590	shares	2,907
	Valvoline Inc.	49,752	shares	1,446
	Viper Energy Inc.	83,774	shares	3,236
	Visteon Corp	14,788	shares	1,406
	Vontier Corp	36,475	shares	1,356
	Voya Financial Inc.	48,382	shares	3,604
	Weatherford International PLC	18,918	shares	1,481
	Webster Financial Corp	27,466	shares	1,729
	WEX Inc.	9,077	shares	1,352
	White Mountains Insurance Group Ltd.	871	shares	1,810
	Wintrust Financial Corp	11,365	shares	1,589
	Wyndham Hotels & Resorts Inc.	15,243	shares	1,152
	Brown Brothers Harriman Short-Term Investment Fund	6,061,962	shares	6,062
				522,437
	William Blair Small Mid Cap Growth Separate Account —
	Common Stock
	ACV Auctions Inc.	159,562	shares	1,280
	Advanced Drainage Systems Inc.	21,590	shares	3,127
	Amicus Therapeutics Inc.	285,320	shares	4,063
	AppFolio Inc.—Class A	14,869	shares	3,459
	The Baldwin Insurance Group Inc.	135,430	shares	3,254
	BellRing Brands Inc.	69,980	shares	1,871
	Bentley Systems Inc.—Class B	66,810	shares	2,550
	Bio-Techne Corp	53,630	shares	3,154
	Bright Horizons Family Solutions Inc.	28,553	shares	2,895
	The Brink's Company	27,267	shares	3,183
	BWX Technologies Inc.	25,332	shares	4,378
	Cameco Corp	48,232	shares	4,413
	The Carlyle Group Inc.	71,254	shares	4,212
	Carpenter Technology Corp	9,770	shares	3,076
	Casella Waste Systems Inc.—Class A	27,080	shares	2,652
	CAVA Group Inc.	32,960	shares	1,935
	Chemed Corp	8,092	shares	3,462
	Churchill Downs Inc.	36,820	shares	4,189
	Ciena Corp	27,180	shares	6,357
	Clean Harbors Inc.	10,650	shares	2,497
	Clearwater Analytics Holdings Inc.	120,064	shares	2,896
	Coherent Corp	21,350	shares	3,941
	Curtiss-Wright Corp	6,540	shares	3,605
	Donaldson Co Inc.	40,920	shares	3,628
	Doximity Inc.—Class A	111,593	shares	4,941
	Dynatrace Inc.	72,723	shares	3,152
	Eagle Materials Inc.	13,736	shares	2,839
	Encompass Health Corp	21,974	shares	2,332
	Evercore Inc.	9,760	shares	3,321

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(e) Current Value (in thousands)
	Everest Group Ltd.	13,281	shares	4,507
	ExlService Holdings Inc.	66,490	shares	2,822
	F5 Inc.	12,924	shares	3,299
	First Horizon Corp	167,540	shares	4,004
	FirstService Corp	10,677	shares	1,661
	Freshpet Inc.	37,530	shares	2,287
	GeneDx Holdings Corp	16,354	shares	2,127
	Glaukos Corp	25,610	shares	2,892
	Globus Medical Inc.	62,820	shares	5,485
	Guidewire Software Inc.	11,254	shares	2,262
	Halozyme Therapeutics Inc.	35,360	shares	2,380
	HealthEquity Inc.	35,180	shares	3,223
	Insmed Inc.	38,344	shares	6,673
	Inspire Medical Systems Inc.	24,549	shares	2,264
	Insulet Corp	4,538	shares	1,290
	Krystal Biotech Inc.	6,697	shares	1,651
	LandBridge Co LLC	21,675	shares	1,062
	Lattice Semiconductor Corp	57,607	shares	4,239
	Lincoln Electric Holdings Inc.	14,330	shares	3,434
	Louisiana-Pacific Corp	19,572	shares	1,581
	Madrigal Pharmaceuticals Inc.	8,660	shares	5,043
	Manhattan Associates Inc.	20,730	shares	3,593
	Maplebear Inc.	51,807	shares	2,330
	The Marzetti Company	13,754	shares	2,262
	Mueller Industries Inc.	45,820	shares	5,260
	National Vision Holdings Inc.	82,080	shares	2,119
	Nextpower Inc.—Class A	31,940	shares	2,782
	Novanta Inc.	16,710	shares	1,988
	nVent Electric PLC	35,710	shares	3,641
	Onto Innovation Inc.	36,210	shares	5,716
	Parsons Corp	49,000	shares	3,028
	Penumbra Inc.	10,820	shares	3,364
	Planet Fitness Inc.—Class A	37,120	shares	4,026
	Pool Corp	12,210	shares	2,793
	Primo Brands Corp	257,820	shares	4,215
	Pure Storage Inc.	93,440	shares	6,261
	Q2 Holdings Inc.	55,560	shares	4,009
	Regal Rexnord Corp	16,460	shares	2,310
	Reliance Inc.	8,620	shares	2,490
	SharkNinja Inc.	28,830	shares	3,226
	Talen Energy Corp	14,920	shares	5,593
	Teradyne Inc.	21,500	shares	4,162
	TPG Inc.	45,052	shares	2,876
	TransUnion	25,520	shares	2,188
	Twist Bioscience Corp	114,331	shares	3,627
	Waystar Holding Corp	105,163	shares	3,444

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		(e) Current Value (in thousands)
	Western Alliance Bancorp	26,902	shares	2,262
	WillScot Holdings Corp	83,130	shares	1,565
	William Blair Money Market Funds	4,273,167	shares	4,273
				256,251
	Common/Collective Trust Funds:
	Broad Market Bond I —
	Allspring Core Bond CIT II – E4	24,496,825	shares	261,131
	Loomis Sayles Core Plus Bond F	14,316,407	shares	261,131
*	Fidelity Contrafund Commingled Pool—Class S	54,962,908	shares	3,084,518
*	Fidelity Low-Priced Stock Commingled Pool—Class O	19,144,531	shares	575,485
*	Fidelity Growth Company Commingled Pool—Class S	45,210,458	shares	4,039,102
	PIMCO Inflation Response Multi-Asset Collective Trust M	5,767,065	shares	70,820
	Vanguard Institutional 500 Index Trust	16,939,957	shares	5,119,086
	Vanguard Institutional Extended Market Index Trust	3,879,389	shares	838,608
	Vanguard Institutional Total Bond Market Index Trust	7,396,737	shares	849,220
	Vanguard Institutional Total International Stock Market Index Trust	5,569,609	shares	974,793
	Vanguard Target Retirement 2020 Trust Select	2,118,109	shares	273,596
	Vanguard Target Retirement 2025 Trust Select	4,645,820	shares	632,157
	Vanguard Target Retirement 2030 Trust Select	8,150,563	shares	1,149,637
	Vanguard Target Retirement 2035 Trust Select	8,436,265	shares	1,226,127
	Vanguard Target Retirement 2040 Trust Select	8,281,124	shares	1,239,601
	Vanguard Target Retirement 2045 Trust Select	6,914,893	shares	1,064,755
	Vanguard Target Retirement 2050 Trust Select	5,870,484	shares	926,597
	Vanguard Target Retirement 2055 Trust Select	4,668,081	shares	736,810
	Vanguard Target Retirement 2060 Trust Select	3,172,561	shares	500,852
	Vanguard Target Retirement 2065 Trust Select	1,024,631	shares	161,707
	Vanguard Target Retirement 2070 Trust Select	146,195	shares	24,957
	Vanguard Target Retirement Income Trust Select	1,271,786	shares	159,202
				24,169,892
	Total investments at fair value			$34,911,795
*	Notes Receivable from Participants	3.25% - 10.50%, maturing through 2042		$100,619

*	Indicates a party-in-interest to the Plan.

Column (d), cost, has been omitted, as all investments are participant directed.